Advances for Vessels' Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance	$ 23,414,570	$ 23,400,000
Other capitalized expenses		14,570
Transfer to vessels	(23,414,570)
Ending balance	$ 0	$ 23,414,570